Operating expenses	12 Months Ended
Sep. 30, 2023
Operating expenses
Operating expenses
13.	Operating expenses

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Payroll and employee benefits	$67,720	$41,456
Facilities	5,000	3,360
Billing	9,140	6,346
Professional fees	3,561	3,100
Outbound freight	4,157	2,165
Vehicle fuel and maintenance	4,166	2,905
Bank and credit card fees	1,752	989
Technology	1,461	814
Insurance	1,651	1,609
All other	4,616	2,459
Total operating expenses	$103,224	$65,203